SHORT-TERM AND LONG-TERM DEBT (US floating rate) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($) subsidiary
Debt Instrument [Line Items]
Repayments of debt	$ 159,786
$107.25 million term loan facility
Debt Instrument [Line Items]
Principal debt amount	$ 107,250
Number of wholly owned subsidiaries entering into the facility | subsidiary	3
Term	5 years
Long-term debt	$ 105,200
Line of credit facility, drawn amount	71,500
$35 million term and revolving loan facility
Debt Instrument [Line Items]
Principal debt amount	$ 35,000
Number of wholly owned subsidiaries entering into the facility | subsidiary	2
Term	3 years
Long-term debt	$ 0
$100 million term loan facility
Debt Instrument [Line Items]
Principal debt amount	$ 100,000
Number of wholly owned subsidiaries entering into the facility | subsidiary	4
Term	5 years
Long-term debt	$ 97,500
$50 million secured term loan facility
Debt Instrument [Line Items]
Principal debt amount	$ 50,000
Number of wholly owned subsidiaries entering into the facility | subsidiary	3
Term	4 years
Repayments of debt	$ 35,200
$29.5 million term loan facility
Debt Instrument [Line Items]
Principal debt amount	$ 29,500
Number of wholly owned subsidiaries entering into the facility | subsidiary	2
Term	5 years
Repayments of debt	$ 18,000
$35 million term and revolving loan facility
Debt Instrument [Line Items]
Principal debt amount	$ 35,000
Number of wholly owned subsidiaries entering into the facility | subsidiary	2
Term	3 years
Repayments of debt	$ 35,100